Property and equipment, net (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	$ 4,881,016	$ 4,649,929	$ 4,599,346
Borrowing costs capitalised	$ 10,443	$ 20,840
Capitalized average interest rate	7.30%	8.81%
Airbus A-319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchased | Segment	10
Airbus A-320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchased | Segment	1
Airbus A300 F [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchased | Segment	1
Airbus A320 NEO [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchased | Segment	2
Airbus B787-8 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchased | Segment	1
Airbus Boeing [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchased | Segment	1
Airbus A-330 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchased | Segment	2
Aircraft Under Finance Lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged as security	$ 3,113,189	$ 3,038,592
Avianca Airport Hangar MRO Jose Maria Cordova Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost of project	43,443
Center of Operational Excellence Building (CEO) [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	9,539
Cost of project	24,807
Fair value of building	35,156
Amount of sale building	46,494
Sale value of property	4,845
Net gain on sale and leaseback transactions	4,275	$ 2,928
Accelerated depreciation expense	21,448
Carried out and capitalized engine maintenance	143,786
Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	561
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	15,229
Fair value of building	19,522
Final balance of net revaluation property	19,522
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Fair value of building	11,495
Final balance of net revaluation property	$ 11,495